SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 06, 2019	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Increase in equity		$ 27,448
Share premium and other capital reserve
Disclosure of detailed information about business combination [line items]
Increase in equity	$ 17,406	17,406
Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Increase in equity	10,042	$ 10,042
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Equity Investment	$ 10,000
Ownership percentage	72.16%
Ownership percentage held by other entity in subsidiary	27.84%